Net Revenues, Based On Geographic Location Of Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 862,882	$ 2,157,813	$ 2,509,347
Mainland China
Segment Reporting Information [Line Items]
Net revenue	275,625	833,387	858,988
Europe
Segment Reporting Information [Line Items]
Net revenue	290,671	619,531	892,803
Asia Pacific Excluding Mainland China
Segment Reporting Information [Line Items]
Net revenue	221,940	571,325	566,172
North America
Segment Reporting Information [Line Items]
Net revenue	$ 74,646	$ 133,570	$ 191,384